Leases (Details) - USD ($) $ in Thousands		6 Months Ended
	Aug. 08, 2026	Jun. 30, 2026	Dec. 31, 2025
Leases [Line Items]
Lease right-of-use asset (in Dollars)		$ 886
Asset Contribution and Share Issuance Agreement [Member]
Leases [Line Items]
Lease right-of-use asset (in Dollars)	$ 300
Class B Ordinary Shares [Member]
Leases [Line Items]
Shares issued upon completion of asset contribution	500,000
Shares issued lease obligation payments		500,000